Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Income
Net income	$ 568	$ 1,045
Other comprehensive income (loss) ("OCI"), net of tax
Foreign currency translation adjustment	1,027	(270)
Unrealized (losses) gains on net investment hedges	(139)	38
Cash flow hedges - reclassification adjustment for gains included in income	(2)	(2)
Cash flow hedges
Unrealized gains on available-for-sale investment	2	0
Net change in unrecognized pension and post-retirement benefit obligation	68	(39)
OCI	956	(273)
Comprehensive income	1,524	772
Comprehensive income attributable to NCI	1	1
Comprehensive Income of Emera Incorporated	$ 1,523	$ 771